Summary of Accounting Policies (Details) - EBP, 401(K) Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Investments, at fair value	$ 868,349,829	$ 784,626,615
Benefits payable	926,805	1,895,316
Common Stock
EBP, Accounting Policy [Line Items]
Investments, at fair value	$ 198,071,076	$ 216,879,923
Percentage of total investments	22.81%	27.64%